Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31,	January 31,
	2013	2012
Cost
Customer agreements and relationships	51,820	40,851
Non-compete covenants	1,867	1,607
Existing technology	66,296	38,012
Trade names	4,164	4,115
	124,147	84,585
Accumulated amortization
Customer agreements and relationships	25,936	20,532
Non-compete covenants	1,235	1,052
Existing technology	22,402	13,380
Trade names	3,277	2,940
	52,850	37,904
	71,297	46,681

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31,
2011

Revenues	102,519
Net income	12,230
Earnings per share
Basic	0.20
Diluted	0.19

2013 [Member]
Schedule of Purchase Price Allocation [Table Text Block]
	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883	767	831	2,481
Capital assets	116	-	194	310
Deferred tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred tax liability	(3,112)	-	(565)	(3,677)
Net tangible assets (liabilities) assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Exentra	IES	Infodis
Customer agreements and relationships	12 years	10 years	6 years
Non-compete covenants	N/A	5 years	N/A
Existing technology	10 years	8 years	5 years

2012 [Member]
Schedule of Purchase Price Allocation [Table Text Block]
	GeoMicro	InterCommIT	Telargo	Total
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	2,674	13,605	5,002	21,281
Net working capital adjustments	(4)	(38)	(829)	(871)
	2,670	13,567	4,173	20,410
Allocated to:
Current assets	194	1,309	1,606	3,109
Deferred tax asset	715	4	2,344	3,063
Capital assets	29	87	381	497
Current liabilities	(672)	(510)	(3,045)	(4,227)
Deferred revenue	(559)	(410)	(893)	(1,862)
Deferred income tax liability	(987)	(2,693)	(2,441)	(6,121)
Other long term liabilities	-	(229)	(4,277)	(4,506)
Net tangible (liabilities) assumed	(1,280)	(2,442)	(6,325)	(10,047)
Finite life intangible assets acquired:
Customer agreements and relationships	364	2,367	427	3,158
Existing technology	1,746	7,806	5,749	15,301
Non-compete covenants	90	193	-	283
Trade names	51	273	-	324
Goodwill	1,699	5,370	4,322	11,391
	2,670	13,567	4,173	20,410

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	GeoMicro	InterCommIT	Telargo
Customer agreements and relationships	4 years	7 years	6 years
Non-compete covenants	5 years	7 years	6 years
Existing technology	4 years	5 years	n/a
Trade names	2 years	2 years	n/a

2011 [Member]
Schedule of Purchase Price Allocation [Table Text Block]
	Routing International	Imanet	Porthus	Total
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)	4,339	5,973	39,137	49,449
Net working capital adjustments	(491)	(216)	-	(707)
	3,848	5,757	39,137	48,742
Allocated to:
Current assets	1,686	797	14,108	16,591
Current deferred tax asset	136	-	755	891
Investment in affiliate	-	-	544	544
Capital assets	62	161	1,813	2,036
Current liabilities	(719)	(471)	(7,582)	(8,772)
Deferred revenue	(956)	(245)	(1,838)	(3,039)
Deferred income tax liability	(536)	(1,115)	(6,496)	(8,147)
Other long term liabilities	(137)	(70)	(241)	(448)
Net tangible assets (liabilities) assumed	(464)	(943)	1,063	(344)
Finite life intangible assets acquired:
Customer agreements and relationships	592	2,198	10,838	13,628
Existing technology	1,168	1,984	12,053	15,205
Non-compete covenants	-	196	281	477
Trade names	-	109	822	931
Goodwill	2,552	2,213	15,878	20,643
Non-controlling interest	-	-	(1,798)	(1,798)
	3,848	5,757	39,137	48,742

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Routing International	Imanet	Porthus
Customer agreements and relationships	5 years	8 years	7 years
Non-compete covenants	n/a	5 years	5 years
Existing technology	4 years	4 years	5 years
Trade names	n/a	3 years	2 years